EARNINGS (LOSS) PER COMMON SHARE (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to ATA Inc.	¥ 29,633,544	$ 124,343,817	¥ 854,925,914	¥ (9,716,002)
Dividends paid to participating securities | ¥	(3,749,630)		(13,249,006)
Redeemable non-controlling interest redemption value accretion | ¥	(3,748,639)		(6,085,542)
Net earnings (loss) available to common shareholders | ¥	¥ 22,135,275		¥ 835,591,366	¥ (9,716,002)
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding | shares	45,793,127	45,796,886	45,796,886	45,772,916
Denominator for diluted earnings (loss) per share | shares	45,793,127	45,796,886	45,796,886	45,772,916
Basic loss per common share from continuing operations	¥ (1.72)		¥ (1.81)	¥ (1.31)
Diluted loss per common share from continuing operations	(1.72)		(1.81)	(1.31)
Basic earnings per common share from discontinued operations	2.20		20.06	1.10
Diluted earnings per common share from discontinued operations | (per share)	2.20	$ 2.91	20.06	1.10
Basic earnings (loss) per common share attributable to ATA Inc.	0.48		18.25	(0.21)
Diluted earnings (loss) per common share attributable to ATA Inc.	¥ 0.48		¥ 18.25	¥ (0.21)
Shares issuable under share options (in shares) | shares	2,377,067	1,142,212	1,142,212	2,451,067